Segment Information - Summary Of Revenue From External Customers By Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue	$ 3,195.5	$ 2,986.4	$ 3,083.8
Canada
Revenue	75.8	70.4	64.0
United States
Revenue	2,332.8	2,262.3	2,348.8
Other Foreign
Revenue	$ 786.9	$ 653.7	$ 671.0